Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Investor
Account Value	$ 10,000	$ 24,539	$ 21,430	$ 18,456	$ 21,337	$ 15,307	$ 16,028	$ 14,256	$ 12,772	$ 11,041	$ 10,777
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Institutional Shares
Account Value	$ 500,000	$ 1,243,994	1,084,414	932,168	1,075,512	770,247	804,886	714,654	639,134	552,049	538,849
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Dividend Focus Fund - Investor Shares
Account Value	$ 10,000	29,165	25,164	20,664	23,674	16,828	17,172	14,353	12,910	11,037	10,292
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Small Cap Fund - Investor Shares
Account Value	$ 10,000	$ 22,349	20,648	17,927	19,638	12,743	13,813	13,909	12,607	10,882	10,823
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Institutional Shares
Account Value	$ 500,000	$ 1,128,304	1,041,584	903,123	988,193	640,828	693,891	697,935	631,719	544,458	541,126
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000	$ 1,676,033	1,345,605	1,125,144	1,258,772	894,052	831,637	753,175	658,519	558,559	537,114
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000	$ 1,676,033	1,345,605	1,125,144	1,258,772	894,052	831,637	753,175	658,519	558,559	537,114
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490	10,723	10,663
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 500,000	$ 1,188,383	1,052,827	916,103	1,107,692	739,453	756,396	701,502	624,524	536,146	533,172
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490	10,723	10,663
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 500,000	$ 983,867	$ 893,968	$ 796,006	$ 1,064,144	$ 656,775	$ 703,374	$ 727,448	$ 618,758	$ 496,592	$ 532,428